Affiliated companies and variable interest entities (Tables)	12 Months Ended
Mar. 31, 2020
Summary of Financial Information for Affiliated Companies Accounted for by Equity Method
Summarized financial information for affiliated companies accounted for by the equity method is shown below:

	Yen in millions
	March 31,
	2019	2020
Current assets	13,555,478	16,551,569
Noncurrent assets	12,464,250	14,869,913

Total assets	26,019,728	31,421,482

Current liabilities	8,322,336	9,819,357
Long-term liabilities and noncontrolling interests	6,398,659	9,421,112
Affiliated companies accounted for by the equity method shareholders’ equity	11,298,733	12,181,013

Total liabilities and shareholders’ equity	26,019,728	31,421,482

Toyota’s share of affiliated companies accounted for by the equity method shareholders’ equity	3,313,703	4,090,790

Number of affiliated companies accounted for by the equity method at end of period	63	72

	Yen in millions
	For the years ended March 31,
	2018	2019	2020
Net revenues	30,680,535	32,200,711	35,340,807

Gross profit	4,065,344	4,070,621	4,315,967

Net income attributable to affiliated companies accounted for by the equity method	1,344,687	857,832	841,938

Equity in earnings of affiliated companies attributable to Toyota Motor Corporation	470,083	360,066	271,152

Entities Comprising Significant Portion of Toyota's Investment in Affiliated Companies and Percentage of Ownership
Entities comprising a significant portion of Toyota’s investment in affiliated companies and percentage of ownership are presented below:

	Percentage of ownership
	March 31,
Name of affiliated companies	2019	2020
Denso Corporation	24.5%	24.5%
Subaru Corporation	—	20.0%
Toyota Industries Corporation	24.9%	24.9%
Aisin Seiki Co., Ltd.	24.9%	24.9%
Toyota Tsusho Corporation	22.0%	22.0%

Account Balances and Transactions with Affiliated Companies
Account balances and transactions with affiliated companies are presented below:

	Yen in millions
	March 31,
	2019	2020
Trade accounts and notes receivable, and other receivables	362,831	357,849
Accounts payable and other payables	845,755	780,935

	Yen in millions
	For the years ended March 31,
	2018	2019	2020
Net revenues	2,004,632	2,213,236	2,423,338
Purchases	5,749,430	6,431,464	6,781,279